ADVANCED SERIES TRUST
655 BROAD STREET
NEWARK, NJ 07102

September 24, 2024

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549-1004

Re: Advanced Series Trust

Registration Statement on Form N-14 (File No. 811-05186)

Commissioners:

On behalf of the Advanced Series Trust (the “Trust”), a Massachusetts trust, we are hereby filing a Registration Statement of Form N-14 in connection with the special meetings of shareholders (each, a “Meeting” and collectively, the “Meetings”) of the portfolios listed below, each a series of the Trust:

AST ClearBridge Dividend Growth Portfolio;

AST Cohen & Steers Realty Portfolio;

AST MFS Global Equity Portfolio; and

AST T. Rowe Price Natural Resources Portfolio.

At each Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the AST Large-Cap Core Portfolio of the assets and liabilities of the applicable portfolio. These materials include the notice of the Meetings, the prospectus/proxy statement and the form of voting instruction card for each portfolio listed above.

It is proposed that the filing become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

We would appreciate receiving the staff’s comments at your earliest convenience. Please do not hesitate to contact the undersigned at (973) 420-6867 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Melissa Gonzalez
Melissa Gonzalez